INCOME TAXES (Tables)	12 Months Ended
Aug. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION BETWEEN THE STATUTORY TAX RATE AND THE ACTUAL PROVISION

Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Years Ended
	August 31, 2025	August 31, 2024
US Statutory rate	21%	21%
Effect of reconciling items for tax purposes	(21)%	(21)%

Effective income tax rate	-%	-%

SCHEDULE OF COMPONENTS OF NET DEFERRED TAX ASSETS

The components of net deferred tax assets are as follows:

	August 31, 2025	August 31, 2024
Net operating loss carry-forward	$54,000,000	$39,400,000
Less: valuation allowance	(54,000,000)	(39,400,000)
Net deferred tax asset	-	-